IMPACTS ON APPLICATION OF NEW STANDARDS (Tables)	12 Months Ended
Dec. 31, 2019
IMPACTS ON APPLICATION OF NEW STANDARDS
Schedule of lease liability

The following table sets the lease liability recognized at January 01, 2019:

January 01, 2019
Operating lease commitments disclosed as of December 31, 2018 (1)	3,993,490
Lease liability recognized as of January 01, 2019	1,848,833
Of which are:
Current lease liabilities	7,356
Non-current lease liabilities	1,841,477
(1)	This line does not include short-term leases and low-value leases for value of COP 3,633 and COP 5,040, respectively.

Schedule of recognized right-of-use assets, types of assets

The recognized right-of-use assets relate to the following types of assets:

Types of Assets	January 01, 2019
Buildings	1,487,175
Vehicles	34,956
Technological equipment	49,736
Furniture and fixtures	579
Total right of use assets	1,572,446

Schedule of net impact on retained earnings

Concepts	January 01, 2019
Increase in Right of use assets(1)	1,543,427
Net of Deferred tax	(119,173)
Increase in Lease liabilities	1,848,833
Net of Effect of changes in foreign exchange rate	(9,560)
Decrease in Retained earnings	184,248
(1)

The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S. under IAS 17 at December 31, 2018.